Investments in associates and joint venture (Tables)	12 Months Ended
Dec. 31, 2022
Investments in associates and joint ventures
Schedule of interests in associates and joint ventures
(a)	This caption is made up as follows:

	Share in equity
	2022	2021	2022	2021
	%	%	US$(000)	US$(000)

Associates
Sociedad Minera Cerro Verde S.A.A.	19.58	19.58	1,408,260	1,305,377
Compañía Minera Coimolache S.A.	40.10	40.10	98,388	101,683
Tinka Resources Ltd.	19.32	19.30	10,678	11,573
			1,517,326	1,418,633
Joint venture (d)			2,486	2,497
Other minor investments			1,165	1,165
			1,520,977	1,422,295

Schedule of net share in profit (loss) of investments
(b)	The table below presents the net share in profit (loss) of investments:

	2022	2021	2020
	US$(000)	US$(000)	US$(000)
Associates
Sociedad Minera Cerro Verde S.A.A.	181,221	233,342	53,767
Compañía Minera Coimolache S.A.	(2,493)	8,170	10,055
Tinka Resources Ltd.	(2,447)	(1,098)	(868)
	176,281	240,414	62,954
Joint venture	(11)	36	(252)
	176,270	240,450	62,702

Schedule of financial position of associate under equity method

The table below presents the key financial data from the joint venture under IFRS:

	2022	2021
	US$(000)	US$(000)

Statements of financial position as of December 31:
Current assets	14,760	19,898
Non-current assets	77,435	87,634
Current liabilities	(17,608)	(14,403)
Non-current liabilities	(53,768)	(72,444)
Equity	20,819	20,685

Adjustments to conform to the Group accounting policies	10,256	10,528

Equity, adjusted	31,075	31,213

Group’s share in results	2,486	2,497

	2022	2021	2020
	US$(000)	US$(000)	US$(000)
Statements of profit or loss for the years ended December 31:

Revenue	27,538	22,937	18,560

Net profit (loss) from continuing operations	322	191	(2,554)
Adjustments to conform to the Group accounting policies	(459)	259	(596)
Net profit (loss), adjusted	(137)	450	(3,150)
Group interests	(11)	36	(252)

Summary of changes in investments in associates and joint venture

	2022	2021
	US$(000)	US$(000)

As of January 1,	1,422,295	1,488,775
Net share in profit of associates and joint venture	176,270	240,450
Equity contributions granted and paid, note 32(a)	1,677	—
Dividends declared and collected, note 32(a)	(79,140)	(148,411)
Unrealized results on investments	(101)	(335)
Reclassification of share of the year in losses of Yanacocha to discontinued operations, note 1(e)	—	(422,394)
Reclassification to held for sale of the investment in Yanacocha, note 1(e)	—	264,838
Equity reduction of minor investments	—	(580)
Translation adjustments and other	(24)	(48)
As of December 31,	1,520,977	1,422,295

Sociedads Minera Cerro Verde S.A.A.
Investments in associates and joint ventures
Schedule of net share in profit (loss) of investments

	2022	2021
	US$(000)	US$(000)

Statements of financial position as of December 31:
Current assets	1,946,762	2,157,182
Non-current assets	6,047,101	5,967,382
Current liabilities	(564,058)	(1,252,095)
Non-current liabilities	(778,378)	(745,463)

Equity	6,651,427	6,127,006

Group’s interest	1,300,497	1,197,614
Goodwill	107,763	107,763
	1,408,260	1,305,377

Schedule of financial position of associate under equity method

The table below presents the key financial data from the financial statements of Cerro Verde under IFRS:

	2022	2021
	US$(000)	US$(000)

Statements of financial position as of December 31:
Current assets	1,946,762	2,157,182
Non-current assets	6,047,101	5,967,382
Current liabilities	(564,058)	(1,252,095)
Non-current liabilities	(778,378)	(745,463)

Equity	6,651,427	6,127,006

Group’s interest	1,300,497	1,197,614
Goodwill	107,763	107,763
	1,408,260	1,305,377

Compania Minera Coimolache S.A.
Investments in associates and joint ventures
Schedule of net share in profit (loss) of investments

	2022	2021	2020
	US$(000)	US$(000)	US$(000)

Statements of profit or loss for the years ended December 31:
Sales of goods	159,003	215,481	203,163

Net profit (loss) from continued operations	(8,368)	18,294	22,786
Adjustments to conform to the accounting policies	2,150	2,083	2,293

Net profit (loss), adjusted	(6,218)	20,377	25,079

Group’s share in results	(2,493)	8,170	10,055

Schedule of financial position of associate under equity method

The table below presents the key financial data from the financial statements of Coimolache under IFRS:

	2022	2021
	US$(000)	US$(000)

Statements of financial position as of December 31:
Current assets	208,382	216,581
Non-current assets	157,203	184,635
Current liabilities	(21,565)	(36,521)
Non-current liabilities	(95,822)	(106,129)

Equity	248,198	258,566

Adjustments to conform to the accounting policies of the Group	(2,804)	(4,954)

Equity, adjusted	245,394	253,612

Group’s interest	98,388	101,683

Tinka resources Ltd
Investments in associates and joint ventures
Schedule of financial position of associate under equity method

The table below presents the key financial data from the financial statements of Tinka under IFRS in 2022 (financial statements as of September 30, 2022) and in 2021 and 2020 (financial statements as of November 30, 2021 and 2020, respectively):

	2022	2021
	US$(000)	US$(000)
Statements of financial position:
Current assets	13,007	8,667
Non-current assets	50,454	50,461
Current liabilities	(473)	(211)
Equity	62,988	58,917

Adjustments to conform to the accounting policies of the Group	(7,719)	1,042

Equity, adjusted	55,269	59,959

Group’s interest	10,678	11,573

Schedule of statements of profit or loss

	2022	2021	2020
	US$(000)	US$(000)	US$(000)
Statements of profit or loss for the years:
Sales of goods	—	—	—

Net loss from continued operations	(4,383)	(1,109)	(2,311)
Adjustments to conform to the Group accounting policies	(8,283)	(4,583)	(2,189)

Net loss, adjusted	(12,666)	(5,692)	(4,500)

Group’s share in results	(2,447)	(1,098)	(868)